Impairment of Assets and Assets Held for Sale - Additional Information (Detail) ₨ in Millions, $ in Millions			12 Months Ended
	Apr. 01, 2021 INR (₨)	Apr. 01, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020
Long Lived Assets Held For Sale [Line Items]
Impairment loss			₨ 3,255	$ 44.5
Ownership interest						26.00%
Percentage of refund to purchaser equivalent			85.00%		85.00%
Subsequent Event [Member]
Long Lived Assets Held For Sale [Line Items]
Impairment loss	₨ 100	$ 1.4
Purchase price adjustments	₨ 123	$ 1.7
Ownership interest	100.00%	100.00%
Rooftop Sale Agreement [Member]
Long Lived Assets Held For Sale [Line Items]
Fair value of consideration			₨ 463		$ 6.3
Radiance [Member]
Long Lived Assets Held For Sale [Line Items]
Percentage of equity return per annum should reimburse along with value of assets not transferred if the Rooftop subsidiaries sale does not occur			10.50%	10.50%
Sale of Subsidiaries 94.4 MWs Operating Capacity [Member] | Radiance [Member] | Rooftop Sale Agreement [Member]
Long Lived Assets Held For Sale [Line Items]
Ownership interest			100.00%		100.00%
Rooftop Sale Agreement In Respect of 43.2 MWs Operating Capacity of Restricted Groups [Member]
Long Lived Assets Held For Sale [Line Items]
Percentage of remaining equity transferred post refinancing			51.40%	51.40%
Rooftop Sale Agreement In Respect of 43.2 MWs Operating Capacity of Restricted Groups [Member] | Radiance [Member]
Long Lived Assets Held For Sale [Line Items]
Percentage of equity ownership transferred to purchaser			48.60%	48.60%
Delhi Jal Board 16 MW Project [Member]
Long Lived Assets Held For Sale [Line Items]
Percentage of remaining equity transferred post refinancing			51.00%	51.00%
Delhi Jal Board 16 MW Project [Member] | Radiance [Member]
Long Lived Assets Held For Sale [Line Items]
Percentage of equity ownership transferred to purchaser			49.00%	49.00%
Rooftop Subsidiaries [Member]
Long Lived Assets Held For Sale [Line Items]
Impairment loss			₨ 3,255	$ 44.5
Impairment loss			657		$ 9.0
Rooftop Subsidiaries [Member] | Operating Capacity of 153 MW [Member] | Radiance [Member] | Rooftop Sale Agreement [Member] | Subsequent Event [Member]
Long Lived Assets Held For Sale [Line Items]
Purchase price adjustments	₨ 5,350	$ 73.1
Rooftop Subsidiaries [Member] | Sale of Subsidiaries 94.4 MWs Operating Capacity [Member]
Long Lived Assets Held For Sale [Line Items]
Impairment loss			₨ 2,498	$ 34.1